Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000065485
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EBND
C000088912
Average Annual Return [Line Items]
Line Graph and Table Measure Name	IBND
C000051964
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BWX
C000051965
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WIP
C000069669
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BWZ
Without Sales Load [Member] | C000065485
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.53%)	(2.30%)	(0.17%)
Without Sales Load [Member] | C000088912
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.54%)	(2.35%)	(1.11%)
Without Sales Load [Member] | C000051964
Average Annual Return [Line Items]
Average Annual Return, Percent	(6.35%)	(4.50%)	(1.63%)
Without Sales Load [Member] | C000051965
Average Annual Return [Line Items]
Average Annual Return, Percent	(8.86%)	(2.74%)	(0.66%)
Without Sales Load [Member] | C000069669
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.20%)	(2.86%)	(1.64%)
SPDR ETFs Index: Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	(1.69%)	(1.96%)	0.15%
SPDR ETFs Index: Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	(1.69%)	(1.96%)	0.15%
SPDR ETFs Index: Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	(1.69%)	(1.96%)	0.15%
SPDR ETFs Index: Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	(1.69%)	(1.96%)	0.15%
SPDR ETFs Index: Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	(1.69%)	(1.96%)	0.15%
SPDR ETFs Index: Bloomberg EM Local Currency Government Diversified Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg EM Local Currency Government Diversified Index
Average Annual Return, Percent	(2.01%)	(2.13%)	0.32%
SPDR ETFs Index: Bloomberg Global Aggregate ex-USD >$1B: Corporate Bond Index (
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate ex-USD >$1B: Corporate Bond Indexx
Average Annual Return, Percent	(2.20%)	(1.91%)	(0.64%)
SPDR ETFs Index: Bloomberg Global Treasury Ex-US Capped Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Treasury Ex-US Capped Index
Average Annual Return, Percent	(5.97%)	(4.14%)	(1.18%)
SPDR ETFs Index: FTSE International Inflation-Linked Securities Select Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE International Inflation-Linked Securities Select Index
Average Annual Return, Percent	(8.33%)	(2.06%)	(0.05%)
SPDR ETFs Index: Bloomberg 1-3 Year Global Treasury ex-U.S. Capped Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year Global Treasury ex-U.S. Capped Index
Average Annual Return, Percent	(4.81%)	(2.43%)	(1.21%)